Background (Details) (USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Nov. 19, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2012 Hertz Investors, Inc [Member]	Dec. 31, 2012 Hertz Global Holdings [Member]
Acquisition
Capital Stock Oustanding, Investor Ownership Percentage							100.00%	100.00%
Noncontrolling Interest, Ownership Percentage by Parent				100.00%	65.00%
Per share price						$ 87.50
Common stock shares sold	60,050,777	50,000,000	50,000,000
Ownership percent held in ultimate parent	13.00%	26.00%	26.00%